Lease Liabilities - Summary Of Maturity For Opearting Lease Payments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease liabilities [Line Items]
Undiscounted operating lease payments to be received	¥ 40,647	¥ 42,146
Less: Current portion	(13,192)	(11,569)
Non-current lease liabilities	27,455	30,577
Within one year
Disclosure of maturity analysis of lease liabilities [Line Items]
Undiscounted operating lease payments to be received	13,192	11,569
Within a period of more than one year but not more than two years
Disclosure of maturity analysis of lease liabilities [Line Items]
Undiscounted operating lease payments to be received	12,585	10,887
Within a period of more than two year but not more than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Undiscounted operating lease payments to be received	11,138	16,255
Within a period of more than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Undiscounted operating lease payments to be received	¥ 3,732	¥ 3,435